Deferred tax	12 Months Ended
Dec. 31, 2017
Deferred tax
Deferred tax

23 Deferred tax

	Group		Bank
	2017	2016	2017	2016
	£m	£m	£m	£m
Deferred tax liability	22	23	—	—
Deferred tax asset	(1,079)	(1,391)	(1,060)	(1,365)

Net deferred tax asset	(1,057)	(1,368)	(1,060)	(1,365)

Net deferred tax asset comprised:

	Group
					Available-		Tax
		Accelerated			for-sale	Cash	losses
		capital		Deferred	financial	flow	carried
	Pension	allowances	Provisions	gains	assets	hedging	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2016	(873)	(6)	(61)	18	7	4	(869)	(8)	(1,788)
Acquisitions and disposals of subsidiaries	1	—	—	3	4	—	249	—	257
(Credit)/charge to income statement
- from continuing operations	(51)	(4)	(2)	1	(5)	(5)	41	9	(16)
- from discontinued operations	—	—	—	—	—	—	(5)	—	(5)
Charge/(credit) to other comprehensive income	207	—	—	—	(5)	1	—	(1)	202
Currency translation and other adjustments	1	16	—	(5)	—	—	(35)	5	(18)

At 1 January 2017	(715)	6	(63)	17	1	—	(619)	5	(1,368)
Acquisitions and disposals of subsidiaries	—	30	—	—	—	—	—	—	30
Charge/(credit) to income statement	3	(32)	20	(5)	—	—	64	—	50
Charge/(credit) to other comprehensive income	230	—	—	(1)	—	—	—	—	229
Currency translation and other adjustments	3	—	(3)	1	—	—	—	1	2

At 31 December 2017	(479)	4	(46)	12	1	—	(555)	6	(1,057)

	Bank
					Available		Tax
		Accelerated			for sale	Cash	losses
		capital		Deferred	financial	flow	carried
	Pension	allowances	Provisions	gains	assets	hedging	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2016	(877)	(9)	(47)	14	1	—	(628)	—	(1,546)
(Credit)/charge to income statement	(58)	(1)	(3)	(1)	(1)	(1)	23	—	(42)
Charge/(credit) to other comprehensive income	223	—	(1)	—	—	1	—	—	223

At 1 January 2017	(712)	(10)	(51)	13	—	—	(605)	—	(1,365)
Charge/(credit) to income statement	6	(6)	14	(2)	—	—	64	—	76
Charge/(credit) to other comprehensive income	229	—	—	(1)	—	—	—	—	228
Currency translation and other adjustments	—	—	—	1	—	—	—	—	1

At 31 December 2017	(477)	(16)	(37)	11	—	—	(541)	—	(1,060)

Deferred tax assets in respect of unused tax losses are recognised if the losses can be used to offset probable future taxable profits after taking into account the expected reversal of other temporary differences. Recognised deferred tax assets in respect of tax losses are analysed further below.

	2017	2016
	£m	£m
UK tax losses carried forward
- National Westminster Bank Plc	541	605
- Ulster Bank Limited	14	14

	555	619

UK tax losses

Under UK tax rules, tax losses can be carried forward indefinitely.  In periods from 1 April 2015, the Finance Act 2015 limits the offset of losses carried forward by UK banks to 50% of profits.  In periods from 1 April 2016, the Finance Act 2016 further limits the offset of losses carried forward by UK banks to 25% of profits.  The main rate of UK Corporation Tax reduced from 20% to 19% from 1 April 2017 and will reduce to 17% from 1 April 2020.  Under the Finance (No 2) Act 2015, tax losses arising prior to 1 January 2016 are given credit in future periods at the main rate of UK corporation tax, excluding the Banking Surcharge rate (8%) introduced by the Act.  Deferred tax assets and liabilities at 31 December 2017 take into account the reduced rates in respect of tax losses and non-banking temporary differences and where appropriate, the banking surcharge inclusive rate in respect of other banking temporary differences.

National Westminster Bank Plc – A deferred tax asset of £541 million has been recognised in respect of total losses of £3,092 million. The losses arose principally as a result of significant impairment and conduct charges between 2009 and 2012 during challenging economic conditions in the UK banking sector. National Westminster Bank plc returned to tax profitability during 2015 and expects the deferred tax asset to be substantially consumed by future taxable profits by the end of 2024.  A reduction in annual profits by £120 million would extend the recovery of the deferred tax asset by one year.

Unrecognised deferred tax

Deferred tax assets of £1,886 million (2016 - £2,665 million) have not been recognised in respect of tax losses and other temporary differences carried forward of £6,673 million (2016 - £8,000 million) in jurisdictions where doubt exists over the availability of future taxable profits.  Of these losses and other temporary differences, £6,578 million expire after five years.  The balance of tax losses and other temporary differences carried forward has no expiry date.

Deferred tax liabilities of £104 million (2016 - £108 million) have not been recognised in respect of retained earnings of overseas subsidiaries and held-over gains on the incorporation of overseas branches. Retained earnings of overseas subsidiaries are expected to be reinvested indefinitely or remitted to the UK free from further taxation. No taxation is expected to arise in the foreseeable future in respect of held-over gains. Dividends received from overseas are largely exempt from UK tax.